Retained Earnings	12 Months Ended
Dec. 31, 2024
Retained Earnings [Abstract]
Retained earnings
25.	Retained earnings

a)	The Group was in a net loss and net income position for the years ended December 31, 2024 and 2023, respectively, and no earnings distribution was resolved by the Board of Directors.